NOTE 17. SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT REPORTING

The Company’s chief operating decision maker (“CODM”) has been identified as the CEO, who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company. The Company measures segment income as income from operations less provision for credit losses, interest expenses, interest expenses of related parties, and property and management cost. The reportable segments are components of the Company, which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business. Income tax expenses are not allocated to the segments.

The Company operated two segments: the Internet-based business segment and the office leasing segment.

Discontinued operations have been excluded from the segment information for periods presented.

Year ended December 31, 2015

	Internet-based Business	Office Leasing	Total

Segment income	$46,585	$9,726	$56,311
Property and management cost	$—	$2,063	$2,063
Provision for credit losses	$10,021	$—	$10,021
Interest expense	$16,694	$—	$16,694
Interest expense, related parties	$6,038	$968	$7,006
Segment Income before taxes	$13,832	$6,695	$20,527

Year ended December 31, 2014

	Internet-based Business	Office Leasing	Total

Segment Income	$438	$4,937	$5,375
Property and management cost	$—	$2,532	$2,532
Provision for credit losses	$209	$—	$209
Interest expense	$7,292	$—	$7,292
Interest expense, related parties	$1,281	$128	$1,409
Segment (loss) income before taxes	$(8,344)	$2,277	$(6,067)

Year ended December 31, 2013

	Internet-based Business	Office Leasing	Total

Segment Income	$—	$678	$678
Property and management cost	$—	$1,360	$1,360
Provision for credit losses	$—	$—	$—
Interest expense, related parties	$—	$553	$553
Segment (loss) before taxes	$—	$(1,235)	$(1,235)

The assets of the office leasing segment as of December 31, 2015 and December 31, 2014 amounted to $87.4 million and $89.5 million, respectively. The remaining balances of assets as of December 31, 2015 and December 31, 2014 are $543.1 million and $56.0 million, respectively, which are related to the Internet-based business segment.